Long-Term Bank Loans - Summary of Long-Term Bank Loans (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 2,900		¥ 3,306
Less: Current portion	(418)	$ (64)	(437)
Long-term bank loans, noncurrent	2,482	$ 380	2,869
RMB [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	2,678		3,032
US dollars [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	204		232
Euro [member]
Disclosure of detailed information about borrowings [Line Items]
Long-term bank loans	¥ 18		¥ 42